Vessels (Tables)	12 Months Ended
Dec. 31, 2016
Vessels [Abstract]
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2014	$1,807,654	$(434,521)	$1,373,133

- Transfer from advances for vessels under construction and acquisition and other vessel costs (Note 5)	50,171	-	50,171
- Acquisitions, improvements and other vessel costs	90,167	-	90,167
- Depreciation for the year	-	(72,668)	(72,668)
Balance, December 31, 2015	$1,947,992	$(507,189)	$1,440,803

- Acquisitions, improvements and other vessel costs	39,427	-	39,427
- Depreciation for the year	-	(76,318)	(76,318)
Balance, December 31, 2016	$1,987,419	$(583,507)	$1,403,912